Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in the Consolidated Statement of Income (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations USD ($)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2009 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense USD ($)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense JPY (¥)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense JPY (¥)	Mar. 31, 2009 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations USD ($)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2009 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net USD ($)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2009 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations USD ($)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations JPY (¥)	Mar. 31, 2009 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net USD ($)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2009 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net JPY (¥)
Derivatives, Fair Value [Line Items]
Gains or (losses) on derivative financial instruments	¥ 71,491	$ 860	¥ 138,677	¥ (288,553)	$ (2)	¥ (166)	¥ (265)	¥ (439)	$ 867	¥ 72,082	¥ 77,939	¥ (72,696)	¥ (1,393)	$ (17)	¥ (2,819)	¥ (3,016)	$ (32)	¥ (2,693)	¥ (21,841)	¥ 24,183	$ 1,325	¥ 110,211	¥ 60,599	¥ 174,158
Gains or (losses) on hedged items	¥ (68,741)	$ (827)	¥ (135,163)	¥ 293,637	$ 2	¥ 166	¥ 265	¥ 439